Leases	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Leases

NOTE 7 – LEASES

The Company elected the practical expedient under ASU 2018-11 “Leases: Targeted Improvements” which allows the Company to apply the transition provision for Topic 842 at the Company’s adoption date instead of at the earlies comparative period presented in the financial statements. Therefore, the Company recognized and measured leases existing at January 1, 2019 but without retrospective application. In addition, the Company elected the optional practical expedient permitted under the transition guidance which allows the Company to carry forward the historical accounting treatment for existing leases upon adoption. No impact was recorded to the beginning retained earnings for Topic 842. The Company has two operating leases for corporate offices. The following table outlines the details:

	Lease 1	Lease 2
Initial Lease Term	December 2017 to December 2021	November 2018 to November 2023
Renewal Term	January 2021 to December 2024	November 2023 to November 2028
Initial Recognition of Right to use assets at January 1, 2019	$534,140	$313,301
Incremental Borrowing Rate	10%	10%

The table below reconciles the fixed component of the undiscounted cash flows for each of the first five years and the total remaining years to the operating lease liabilities recorded in the Consolidated Balance Sheet as of March 31, 2019

Amounts due within twelve months of March 31
2019	$117,074
2020	160,709
2021	165,506
2022	170,473
2023	175,607
Thereafter	395,319
Total minimum lease payments	1,184,688
Less: effect of discounting	(355,160)
Present value of future minimum lease payments	829,528
Less: current obligations under leases	79,072
Long-term lease obligations	$750,456

For the three months ended March 31, 2019 amortization of assets were $21,744.

For the three months ended March 31, 2019, amortization of liabilities were $17,913.